FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 4,968	$ 4,859
Derivative financial assets	260	214
Disclosure of financial liabilities [line items]
Financial liabilities	18,835	18,907
Derivative financial liabilities	(118)	(71)
Cash flow hedges
Disclosure of financial assets [line items]
Derivative financial assets	260	208
Disclosure of financial liabilities [line items]
Derivative financial liabilities	77	42
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	113	70
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	18,717	18,834
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	5	3
Fair value through profit or loss | Cash flow hedges
Disclosure of financial liabilities [line items]
Derivative financial liabilities	113	70
FVTPL
Disclosure of financial assets [line items]
Financial assets	16	20
FVOCI
Disclosure of financial assets [line items]
Financial assets	260	208
FVOCI | Cash flow hedges
Disclosure of financial assets [line items]
Derivative financial assets	260	208
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,692	4,631
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	4,407	4,757
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	113	70
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,289	4,684
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	5	3
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,171	12,913
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,171	12,913
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,257	1,237
Exchangeable And Class B Shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,257	1,237
Exchangeable And Class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities		2,882
Derivative financial liabilities	2,986
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	836	736
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	836	736
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,983	3,191
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,983	3,191
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	513	435
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	513	435
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	636	497
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	16	20
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	260	208
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	360	269
Prepayments, assets held for sale and other non-financial assets
Disclosure of financial assets [line items]
Financial assets	$ 894	$ 1,031